OTHER ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2025
OTHER ASSETS AND LIABILITIES
OTHER ASSETS AND LIABILITIES

NOTE 14 – OTHER ASSETS AND LIABILITIES

The analysis of other current and non-current assets and liabilities at 31 December 2025 and 2024 is as follows:

	2025	2024

Other current assets:
Prepaid expenses	482,810	416,959
Prepaid tax (*)	382,410	88,978
Value added tax (“VAT”) receivables	126,182	13,530
Advances given	33,896	24,931
Restricted cash held at central banks in respect of customers	18,750	24,542
Other	125,619	56,874

	1,169,667	625,814

(*)The increase in prepaid tax is mainly due to holding higher TRY cash in 2025 and the increase in withholding tax on deposit interest income from 15% to 17.5%, effective as of 9 July 2025

	2025	2024

Other non-current assets:
Prepaid expenses	39,801	15,013
Other	754	1,224

	40,555	16,237

	2025	2024

Other current liabilities:
Taxes and funds payable	831,775	1,167,273
Expense accruals	319,051	293,139
Deferred income (*)	111,835	458,645
Refund liability	107,454	172,678
Received upfront fee under ADS program (**)	102,350	102,350
Payable to personnel	4,473	8,868
Other liabilities	451	1,045

	1,477,389	2,203,998

	2025	2024

Other non-current liabilities:
Deferred income (*)	342,196	390,805
Received upfront fee under ADS program (**)	161,236	263,586

	503,432	654,391

(*)Deferred income consists of prepayments received by the Group within the scope of partnerships with banks and global payment technology companies and convenience fees received in advance within the scope of BNPL.

(**)American Depositary Shares (“ADS”) fees collected under the depositary service agreement for seven-year period, that was signed between the Group and depositary bank and which is recognized as other income on a pro-rata basis.